Goehring & Rozencwajg Resources Fund - Schedule of Investments

As of August 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.9%)
ENERGY (45.9%)
Oil & Gas Producers (39.5%)
Antero Resources Corp.(a)	276,909	$11,098,513
APA Corp.	55,038	2,152,536
Berry Petroleum Corp.	122,765	1,123,300
Callon Petroleum Co.(a)	10,856	462,031
Centennial Resource Development, Inc. - Class A(a)	70,693	581,803
Chesapeake Energy Corp.	36,495	3,667,383
Civitas Resources, Inc.	67,790	4,554,810
Diamondback Energy, Inc.	20,969	2,794,748
EQT Corp.	197,889	9,459,094
Laredo Petroleum, Inc.(a)	27,639	2,145,063
Matador Resources Co.	100,427	5,985,449
Ovintiv, Inc.	26,382	1,401,939
PDC Energy, Inc.	72,032	4,891,693
Pioneer Natural Resources Co.	34,795	8,810,790
Range Resources Corp.	483,200	15,877,953
		75,007,105
Oil & Gas Services & Equipment (6.4%)
CES Energy Solutions Corp.	119,936	226,475
ChampionX Corp.	101,582	2,215,503
Diamond Offshore Drilling, Inc.(a)	207,060	1,472,197
Drilling Co. of 1972 A/S(a)	23,080	1,095,877
Noble Corp. PLC(a)	27,120	823,092
NOV, Inc.	59,605	1,053,220
Oceaneering International, Inc.(a)	139,386	1,233,566
Schlumberger NV	58,850	2,245,129
Transocean Ltd.(a)	246,344	891,765
Valaris, Ltd.(a)	17,135	873,542
		12,130,366
INDUSTRIALS (2.5%)
Commercial Support Services (2.5%)
Centrus Energy Corp.(a)	62,120	3,094,197
Denison Mines Corp.(a)	1,121,400	1,581,174
		4,675,371
MATERIALS (43.5%)
Agricultural Chemicals (10.3%)
CF Industries Holdings, Inc.	43,294	4,479,197
Corteva, Inc.	29,136	1,789,824
Mosaic Co.	142,817	7,693,552
Nutrien Ltd.	60,745	5,574,569
		19,537,142
Base Metal (13.9%)
Amerigo Resources Ltd.	902,418	728,338
Cameco Corp.	293,690	8,561,065
Copper Mountain Mining Corp.(a)	624,453	694,180
ERO Copper Corp.(a)	100,417	952,675
Excelsior Mining Corp.(a)	537,282	73,637
First Quantum Minerals Ltd.	80,037	1,416,271
Freeport-McMoRan, Inc.	75,890	2,246,344
Ivanhoe Mines Ltd. - Class A(a)	376,255	2,417,933
Lundin Mining Corp.	135,632	705,346
Mako Mining Corp.(a)	1,825,114	312,674
MMC Norilsk Nickel PJSC ADR(b)	5	–

Security Description	Shares	Value
Base Metal (continued)
NAC Kazatomprom JSC	185,004	$5,831,326
NexGen Energy, Ltd.(a)	476,292	2,114,736
Trilogy Metals, Inc.(a)	595,601	380,938
		26,435,463
Chemicals (1.6%)
Intrepid Potash, Inc.(a)	65,590	3,065,021

Metals & Mining (16.4%)
Alta Mesa Resources, Inc. - Class A	28,473	4,474,532
Arch Coal, Inc. - Class A	22,400	3,260,992
Artemis Gold, Inc.(a)	158,490	555,110
Caledonia Mining Corp. PLC	84,478	781,422
CONSOL Energy, Inc.	79,600	5,713,687
Energy Fuels, Inc.(a)	330,900	2,686,908
Equinox Gold Corp.(a)	316,000	1,109,194
GoGold Resources, Inc.(a)	737,355	1,004,961
Ivanhoe Electric, Inc. / US(a)(c)	109,219	946,601
K92 Mining, Inc.(a)	160,600	827,854
Loncor Gold Common Equity(a)(c)	1,800,000	394,716
Minera Alamos, Inc.(a)	1,729,809	651,963
MMC Norilsk Nickel PJSC(b)	2,855	–
Mountain Province Diamonds, Inc.(a)	321,015	131,989
Novagold Resources, Inc.(a)	116,490	516,051
Orla Mining, Ltd.(a)	403,350	1,348,237
Osisko Mining, Inc.(a)	505,300	973,396
Pan American Silver Corp.	79,930	1,189,358
Reunion Gold Corp.(a)	2,782,401	550,824
Sabina Gold & Silver Corp.(a)	616,850	497,857
Skeena Resources, Ltd.(a)	74,010	352,764
United Co. RUSAL International PJSC(a)	1,326,798	677,878
Uranium Energy Corp.(a)	335,322	1,515,655
Victoria Gold Corp.(a)	144,620	856,697
		31,018,646
Precious Metal Mining (1.3%)
Endeavour Mining PLC	74,390	1,447,755
Marathon Gold Corp.(a)	530,178	682,225
Maverix Metals, Inc.	86,467	288,366
		2,418,346
TOTAL COMMON STOCKS
(Cost $109,368,066)		174,287,460

MUTUAL FUND (3.7%)
MATERIALS (3.7%)
Base Metal (3.7%)
Sprott Physical Uranium Trust(a)	563,188	7,071,207

TOTAL MUTUAL FUND
(Cost $4,922,086)		7,071,207

WARRANTS (0.0%)
ENERGY (0.0%)
Oil & Gas Drilling (0.0%)(d)
Diamond Offshore Drilling, Inc., Expires 12/31/2049, Strike Price $0.00	4,732	6,152
Oil & Gas Services & Equipment (0.0%)(d)
Tidewater, Inc., Expires 11/14/2042, Strike Price $0.01	3,561	78,876

Security Description	Shares	Value
Base Metal (continued)
MATERIALS (0.0%)
Metals & Mining (0.0%)(d)
Loncor Gold Warrants, Expires 06/30/2024, Strike Price $0.75(c)	900,000	$–
TOTAL WARRANTS
(Cost $564,381)		85,028

Security Description	Principal Amount	Value
CORPORATE BONDS (0.0%)
ENERGY (0.0%)
Oil & Gas Services & Equipment (0.0%)(d)
Diamond Foreign Asset Co. / Diamond Finance LLC(e)
9.00%, 04/22/2027	78,401	$75,187
Diamond Offshore Drilling, Inc. Escrow(b)	86,800	–
		75,187
TOTAL CORPORATE BONDS
(Cost $78,401)		75,187

Security Description	Shares	Value
SHORT TERM INVESTMENTS (4.1%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 1.974%)	7,734,070	7,734,070

TOTAL SHORT TERM INVESTMENTS
(Cost $7,734,070)		7,734,070

TOTAL INVESTMENTS - (99.7%)
(Cost $122,667,004)		189,252,952

Assets in Excess of Other Liabilities - (0.3%)		498,543

NET ASSETS - (100.0%)		$189,751,495

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2022, the aggregate market value of those securities was $1,341,317, which represents approximately 0.72% of net assets.
(d)	Less than 0.05%
(e)	Paid-in-Kind.

COUNTRY COMPOSITION
(As of August 31, 2022)
United States	69.4%
Canada	24.9%
Kazakhstan	3.1%
Great Britain	0.8%
Denmark	0.6%
South Africa	0.4%
Russia	0.4%
Cayman Islands	0.0%
Curacao	0.0%
Total	99.6%

Percentages are based upon common stocks, warrants, corporate bonds and short term investments as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$172,946,143	$1,341,317	$–	$174,287,460
Warrants	6,152	78,876	–	85,028
Closed-End Fund	7,071,207	–	–	7,071,207
Corporate Bonds	–	75,187	–	75,187
Short Term Investments	7,734,070	–	–	7,734,070
Total	$187,757,572	$1,495,380	$–	$189,252,952

*	See Schedule of Investments for industry classification.